RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 15: Investments in direct financing leases):

(in thousands of $)	2017	2016
Amounts due from:
Frontline Shipping	—	11,906
Frontline	5,579	3,008
Deep Sea	—	1,945
SFL Linus	3,559	660
SFL Deepwater	171	—
SFL Hercules	97	—
Golden Ocean	153	—
Other related parties	66	—
Total amount due from related parties	9,625	17,519
Loans to related parties - associated companies, long-term
SFL Deepwater	113,000	119,167
SFL Hercules	80,000	85,920
SFL Linus	121,000	125,000
Total loans to related parties - associated companies, long-term	314,000	330,087
Long-term receivables from related parties
Deep Sea	—	9,268
Total long-term receivables from related parties	—	9,268
Amounts due to:
Frontline Shipping	539	229
Frontline	147	493
Seatankers	60	79
Other related parties	111	49
Total amount due to related parties	857	850

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, Deep Sea, Golden Ocean and UFC is as follows:

(in millions of $)	2017	2016	2015
Operating lease income	59.4	65.3	42.9
Direct financing lease interest income	16.4	22.9	34.2
Finance lease service revenue	35.0	44.5	46.5
Direct financing lease repayments	25.1	30.3	35.9
Profit sharing revenues	5.8	51.5	59.6